PROPERTY AND EQUIPMENT, NET (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 37,275,012	$ 5,859,545	¥ 37,042,280
Less: accumulated depreciation	(10,387,871)	(1,632,949)	(9,135,200)
Less: Impairment for property and equipment	(768,312)	(120,777)	(768,312)
Property and equipment, net	26,118,829	4,105,819	27,138,768
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	5,097,920	801,382	5,097,921
Office equipment and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,481,943	232,958	1,385,084
Production equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	¥ 30,695,149	$ 4,825,205	¥ 30,559,275